Notes and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Notes and Accounts Receivable

	December 31
	2014	2015
	US$	US$
Notes receivable	192	16
Trade accounts receivable	31,256	61,293

	31,448	61,309
Allowance for doubtful accounts	(1,167)	(775)
Allowance for sales returns and discounts	(1,427)	(1,555)

	28,854	58,979

Changes in Allowances

The changes in the allowances are summarized as follows:

	Year Ended December 31
	2013	2014	2015
	US$	US$	US$
Allowances for doubtful accounts
Balance, beginning of year	1,634	1,275	1,167
Reversals charged to expense, net	(359)	(108)	(392)
Write-offs	—	—	—

Balance, end of year	1,275	1,167	775

	Year Ended December 31
	2013	2014	2015
	US$	US$	US$
Allowances for sales returns and discounts
Balance, beginning of year	1,919	1,059	1,427
Additions charged to expense, net	1,320	1,600	1,753
Actual sales return and discount	(2,180)	(1,232)	(1,625)

Balance, end of year	1,059	1,427	1,555